Commitment and contingencies - Property tax (Details) $ in Thousands		22 Months Ended	56 Months Ended	60 Months Ended		249 Months Ended	278 Months Ended	279 Months Ended	300 Months Ended
	Nov. 15, 1995 USD ($) ha	Dec. 31, 2014 USD ($)	Aug. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 MXN ($)	Sep. 30, 2019 USD ($)	Feb. 28, 2019 MXN ($)	Mar. 31, 2019 MXN ($)	Dec. 31, 2014 USD ($)
Ciudad Juarex Airport - Conflict with ownership of certain land
Commitment and contingencies
Loss contingency damages	$ 120,000,000
Area of land in claim | ha	240
Municipality of Acapulco
Commitment and contingencies
Proof of payment requested by authorities								$ 27,012
Loss contingency damages							$ 27,012
Culiacán Airport
Commitment and contingencies
Loss contingency damages					$ 5,764
Chihuahua Airport
Commitment and contingencies
Loss contingency damages		$ 2,091	$ 3,449	$ 12,577					$ 95,411
Tampico Airport
Commitment and contingencies
Loss contingency damages						$ 18,840
Monterrey Airport - Conflict with ownership of certain land
Commitment and contingencies
Book value of land acquired				$ 266,850